Income Tax - Summary of Deferred Tax Charged to OCI (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	€ (7)	€ 15	€ (236)
Change in the fair value of hedging instruments	1,119	932	(2,043)
Deferred tax charged to OCI	€ 1,112	€ 947	€ (2,279)